Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
DGA Core Plus Absolute Return ETF
Shareholder Report [Line Items]
Fund Name	DGA Core Plus Absolute Return ETF
Class Name	DGA Core Plus Absolute Return ETF
Trading Symbol	HF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DGA Core Plus Absolute Return ETF (the "Fund") for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at daysadvisors.com/fund-details/. You can also request this information by contacting us at (833) 551-0417 or by writing to the DGA Core Plus Absolute Return ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 551-0417
Additional Information Website	daysadvisors.com/fund-details/
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DGA Core Plus Absolute Return ETF	$68	1.35%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.35%
Net Assets	$ 20,319,000
Holdings Count | Holdings	11
Investment Company, Portfolio Turnover	213.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)

Fund Size (Thousands)	$20,319
Number of Holdings	11
Portfolio Turnover	213%

Holdings [Text Block]	Sector Breakdown (% of Total Net Assets) Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.
Largest Holdings [Text Block]

Top Ten Holdings	(% of Total Net Assets)
ProShares Short S&P500	19.6
Goldman Sachs Access Treasury 0-1 Year ETF	19.0
Vanguard Total Stock Market ETF	13.9
SPDR Portfolio S&P 500 Growth ETF	13.0
SPDR Portfolio S&P 500 Value ETF	12.9
Vanguard Total World Stock ETF	9.9
Invesco QQQ Trust Series 1	5.0
SPDR Dow Jones Industrial Average ETF Trust	5.0
SPDR S&P 500 ETF Trust	1.0
iShares Bitcoin Trust ETF	0.5